Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
Capital expenditure commitments:

At March 31,
2013
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	1,210
Authorized by the directors but not yet contracted for	1,946
3,156
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing and new replacement credit facilities and long-term debt financing and, potentially if deemed appropriate, the issuance of equity and equity linked instruments.

Commitments Contingencies and Guarantees [Text Block]
Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:
At March 31,
2013
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution (2)	-
Indirect taxes - Ghana (3)	25
AngloGold Ashanti (Ghana) Limited - litigation (4)	-
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (5)	-
Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda (6)	40
Sales tax on gold deliveries - Mineração Serra Grande S.A. (7)	110
Other tax disputes - Mineração Serra Grande S.A. (8)	19
Tax dispute - AngloGold Ashanti Colombia S.A. (9)	156

Contingent assets

Indemnity - Kinross Gold Corporation (10)	(67)
Royalty - Boddington Gold Mine (11)	-
Royalty - Tau Lekoa Gold Mine (12)	-

Financial guarantees

Oro Group surety (13)	11
AngloGold Ashanti USA reclamation bonds (14)	132
AngloGold Ashanti Australia environmental bonds (15)	52
AngloGold Ashanti environmental guarantees (16)	149
AngloGold Ashanti Iduapriem environmental guarantees (17)	32
Ashanti Goldfields Kilo Sarl environmental guarantees (18)	10
Guarantee provided for syndicated revolving credit facility (19)	-
Guarantee provided for syndicated bridge loan facility (20)	-
Guarantee provided for mandatory convertible bonds (21)	791
Guarantee provided for rated bonds - issued April 2010 (22)	1,026
Guarantee provided for rated bonds - issued July 2012 (23)	756
Guarantee provided for convertible bonds (24)	743
Guarantee provided for A$ syndicated revolving credit facility (25)	377

Performance guarantees

Gold delivery - Mine Waste Solutions (26)	-

Hedging guarantees

Gold delivery guarantees (27)	-

4,362